Earnings Per Share ("EPS") - Additional Information (Detail) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Earnings Per Share [Abstract]
Basic weighted average shares outstanding	46,500	46,500	46,536